Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Virtus Wealth Masters Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated December 31, 2014 to the Summary and

Statutory Prospectuses dated January 28, 2014, as supplemented

Important Notice to Investors

The disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended to add the following disclosure:

The manner in which the index is constructed is likely to result in the fund’s assets generally being focused in one or more market sectors. For example, companies eligible for inclusion in the index based upon the first requirement of having an individual with significant wealth in a control position are often companies in the consumer discretionary sector; therefore, it would not be unusual for the fund’s assets to be similarly focused in the consumer discretionary sector.

Virtus Wealth Masters Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VWMAX
Virtus Wealth Masters Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VWMCX
Virtus Wealth Masters Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VWMIX